                                                              JOHN M. RICHARDS
                                                      ASSISTANT GENERAL COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                     March 9, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  Security Equity Separate Account Twenty-Seven
           File No. 811-08892

Commissioners:

The Annual Reports dated December 31, 2014 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                          Sincerely,

                                          /s/ John M. Richards

                                          John M. Richards
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company